Capital Lease Obligations (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Capital Lease Obligations [Line Items]
Year ended April 30, 2012	0	0	306
Year ended December 31, 2013	0	0	0
Future Minimum Payments Gross	0	0	306
Less: Imputed interest	0	0	3
Future Minimum Payments Net	0	0	303
Less: Current portion of capital lease obligations	0	0	(303)
Non-current portion of capital lease obligations	0	0	0